Equity - Summary of Dividends Paid (Detail) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Dividends [Line Items]
Total Amount	$ 260,182,284	$ 221,892,343	$ 213,937,411
Final Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend			Final	Final
Payment Date			May 27, 2020	May 17, 2019
Total Amount			$ 146,758,726	$ 185,737,592
Pesos per Share			$ 2.12182	$ 2.68537
Charged to Fiscal			2019	2018
Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend	Interim		Interim	Interim
Payment Date	Jan. 28, 2022		Jan. 31, 2020	Jan. 25, 2019
Total Amount	$ 7,260,512		$ 30,933,437	$ 31,288,371
Pesos per Share	$ 0.10497		$ 0.44723	$ 0.45236
Charged to Fiscal	2021		2019	2018
Eventual Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend	Eventual		Eventual
Payment Date	May 28, 2021		May 27, 2020
Total Amount	$ 212,853,281		$ 114,883,119
Pesos per Share	$ 3.07740		$ 1.66096
Charged to Fiscal	2021		2019